UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flows from Operating Activities
Net income	$ 43.8	$ 86.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	39.7	34.2
Amortization of deferred loan charges	2.6	2.0
Amortization of mobilization revenue	(8.3)	(9.6)
Unrealized loss / (gain) related to derivative financial instruments	49.6	(3.4)
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable	(66.5)	(59.9)
Mobilization revenue receivable	6.9	(10.0)
Trade accounts payable	9.2	(2.3)
Related party receivables	0.5	1.0
Other assets	6.4	21.6
Other liabilities	(16.4)	4.1
Net cash provided by operating activities	67.5	64.1
Cash Flows from Investing Activities
Additions to newbuildings and drilling units	(17.2)	(30.8)
Acquisition of subsidiaries, net of cash acquired	(672.6)	0
Net cash used in investing activities	(689.8)	(30.8)
Cash Flows from Financing Activities
Net proceeds from long term debt	1,755.6	0
Repayments of long term debt	(4.0)	0
Repayments of related party debt	(1,134.0)	(115.9)
Proceeds from revolving credit facility	0	90.3
Repayments of revolving credit facility	(125.9)	0
Repayments of related party discount notes	(299.9)	0
Cash distributions	(271.9)	(12.0)
Proceeds on issuance of common units, net of fees	401.3	0
Proceeds on issuance of units by Seadrill Capricorn Holdings LLC	341.5	0
Owner’s funding received	0	12.9
Net cash provided by / (used in) financing activities	662.7	(24.7)
Net increase in cash and cash equivalents	40.4	8.6
Cash and cash equivalents at beginning of the period	89.7	21.2
Cash and cash equivalents at the end of period	130.1	29.8
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	28.2	21.3
Taxes paid	$ 10.0	$ 10.7